PROPERTY, PLANT AND EQUIPMENT - Net book value (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	₽ 263,063	₽ 272,841	₽ 302,662
Property, plant and equipment at end of period	276,443	263,063	272,841
Amount of compensation from third parties	1,304	1,231	1,350
Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	217,599	227,110	242,021
Property, plant and equipment at end of period	213,119	217,599	227,110
Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	15,603	17,291	19,866
Property, plant and equipment at end of period	23,617	15,603	17,291
Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	11,131	11,074	11,809
Property, plant and equipment at end of period	14,250	11,131	11,074
Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	18,730	17,366	28,966
Property, plant and equipment at end of period	25,457	18,730	17,366
Gross amount
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	658,706	640,117	648,509
Additions	71,488	59,581	48,722
Disposal of UMS			(8,357)
Arising on business combinations	5,376	17
Transfer to assets held for sale	(2,444)	(1,430)	(1,562)
Disposal	(28,971)	(34,551)	(24,322)
Transfer of financial leasing	(10,234)
Other	(1,898)	(187)	6
Foreign exchange differences	15,452	(4,841)	(22,879)
Property, plant and equipment at end of period	707,475	658,706	640,117
Gross amount | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	566,358	548,058	542,530
Additions	2,777	2,094	1,350
Transferred into use	48,780	48,689	47,894
Disposal of UMS			(4,152)
Arising on business combinations	123	10
Transfer to assets held for sale	(752)	(1,408)	(1,557)
Disposal	(25,963)	(27,092)	(20,321)
Transfer of financial leasing	(10,124)
Other	(1,043)	327	(118)
Foreign exchange differences	12,977	(4,320)	(17,568)
Property, plant and equipment at end of period	593,133	566,358	548,058
Gross amount | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	25,024	25,443	27,321
Additions	4,887	15	32
Transferred into use	1,807	281	1,550
Disposal of UMS			(1,309)
Arising on business combinations	3,912	2
Transfer to assets held for sale	(1,656)
Disposal	(322)	(684)	(426)
Other	(536)	(69)	(200)
Foreign exchange differences	718	36	(1,525)
Property, plant and equipment at end of period	33,834	25,024	25,443
Gross amount | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	47,830	49,250	49,692
Additions	777	302
Transferred into use	5,939	4,522	5,278
Disposal of UMS			(452)
Arising on business combinations	1,323	5
Transfer to assets held for sale	(36)	(22)	(5)
Disposal	(2,712)	(5,460)	(3,201)
Transfer of financial leasing	(110)
Other	(319)	(452)	269
Foreign exchange differences	1,595	(315)	(2,331)
Property, plant and equipment at end of period	54,287	47,830	49,250
Gross amount | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	19,494	17,366	28,966
Additions	63,047	57,170	47,340
Transferred into use	(56,526)	(53,492)	(54,722)
Disposal of UMS			(2,444)
Arising on business combinations	18
Disposal		(1,315)	(374)
Disposals	26
Other		7	55
Foreign exchange differences	162	(242)	(1,455)
Property, plant and equipment at end of period	26,221	19,494	17,366
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(395,643)	(367,276)	(345,847)
Charge for the year	(55,123)	(58,301)	(59,956)
Disposal of UMS			1,397
Arising on business combinations	(1,303)
Impairment	512	(3,627)
Transfer to assets held for sale	715	962	851
Disposal	27,755	29,585	22,028
Transfer of financial leasing	2,111
Other	884	(30)	(177)
Foreign exchange differences	(10,940)	3,044	14,428
Property, plant and equipment at end of period	(431,032)	(395,643)	(367,276)
Accumulated amortisation and impairment | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(348,759)	(320,948)	(300,509)
Charge for the year	(50,056)	(53,258)	(53,371)
Disposal of UMS			1,121
Arising on business combinations	(13)
Impairment		(2,175)
Transfer to assets held for sale	223	940	846
Disposal	25,116	24,248	19,126
Transfer of financial leasing	2,070
Other	553	(458)	(222)
Foreign exchange differences	(9,148)	2,892	12,061
Property, plant and equipment at end of period	(380,014)	(348,759)	(320,948)
Accumulated amortisation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(9,421)	(8,152)	(7,455)
Charge for the year	(941)	(1,114)	(1,262)
Disposal of UMS			62
Arising on business combinations	(368)
Impairment	361	(393)
Transfer to assets held for sale	455
Disposal	175	284	134
Other	22	33	(182)
Foreign exchange differences	(500)	(79)	551
Property, plant and equipment at end of period	(10,217)	(9,421)	(8,152)
Accumulated amortisation and impairment | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(36,699)	(38,176)	(37,883)
Charge for the year	(4,126)	(3,929)	(5,323)
Disposal of UMS			214
Arising on business combinations	(922)
Impairment	151	(295)
Transfer to assets held for sale	37	22	5
Disposal	2,464	5,053	2,768
Transfer of financial leasing	41
Other	309	395	227
Foreign exchange differences	(1,292)	231	1,816
Property, plant and equipment at end of period	(40,037)	(36,699)	₽ (38,176)
Accumulated amortisation and impairment | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(764)
Impairment		(764)
Property, plant and equipment at end of period	₽ (764)	₽ (764)